Average Annual Total Returns{- Fidelity® Independence Fund} - 11.30 Fidelity Independence Fund - Retail PRO-09 - Fidelity® Independence Fund	Fidelity Independence Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Independence Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Independence Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Independence Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Independence Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Independence Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Independence Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Independence Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Independence Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.30%	14.57%	12.72%	27.91%	12.36%	11.30%	17.03%	11.10%	10.21%	18.40%	15.22%	13.88%